Pensions and Other Benefit Plans (Details 6) (USD $)	12 Months Ended
	Dec. 30, 2012	Jan. 01, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - End of year	$ 17,536,000,000	$ 13,736,000,000
Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - beginning of year	13,736,000,000	13,433,000,000
Actual return (loss) on plan assets	1,926,000,000	(102,000,000)
Company contributions	1,838,000,000	1,135,000,000
Plan participant contributions	35,000,000	54,000,000
Settlements	(2,000,000)	(2,000,000)
Divestitures & acquisitions	593,000,000	(2,000,000)
Benefits paid from plan assets	(697,000,000)	(659,000,000)
Effect of exchange rates	107,000,000	(121,000,000)
Plan assets at fair value - End of year	17,536,000,000	13,736,000,000
Funded status — end of year	(4,293,000,000)	(3,688,000,000)
Other Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value - beginning of year	8,000,000	14,000,000
Actual return (loss) on plan assets	3,000,000	(1,000,000)
Company contributions	543,000,000	315,000,000
Plan participant contributions	0	0
Settlements	0	0
Divestitures & acquisitions	0	0
Benefits paid from plan assets	(432,000,000)	(320,000,000)
Effect of exchange rates	0	0
Plan assets at fair value - End of year	122,000,000	8,000,000
Funded status — end of year	$ (4,037,000,000)	$ (3,782,000,000)